Other Assets and Other Liabilities - Components of Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Brokerage and securities related payables
Lease liabilities		€ 4,200	€ 4,500
Deutsche Bank AG
Brokerage and securities related payables
Cash/margin payables		52,369	49,133
Payables from prime brokerage		25	13
Pending securities transactions past settlement date		2,261	1,207
Payables from unsettled regular way trades		52,601	13,401
Total brokerage and securities related payables		107,256	63,755
Accrued interest payable		4,910	5,113
Liabilities held for sale		0	0
Lease liabilities		4,193	4,488
Liabilities related to insurance business		97	121
Other		21,205	22,138
Total other liabilities	[1]	€ 137,662	€ 95,616

[1]	Includes non-current assets and disposal groups held for sale.